Intangible assets, net - Estimated amortization expenses for intangible assets (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2025	¥ 101,054
2026	85,668
2027	30,450
2028	18,220
2029	¥ 17,934